UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way
         Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

  /s/  Wendy Vasquez     Brentwood, TN     November 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $732,706 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARONS INC                     COM PAR $0.50    002535300    11313   406782 SH       SOLE                   406782        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    17656   252125 SH       SOLE                   252125        0        0
AGRIUM INC                     COM              008916108    23720   229271 SH       SOLE                   229271        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    17432   450319 SH       SOLE                   450319        0        0
ANIXTER INTL INC               COM              035290105    15641   272207 SH       SOLE                   272207        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303    14225   885184 SH       SOLE                   885184        0        0
BEACON ROOFING SUPPLY INC      COM              073685109    14186   498088 SH       SOLE                   498088        0        0
BUCKLE INC                     COM              118440106    12575   276805 SH       SOLE                   276805        0        0
CASEYS GEN STORES INC          COM              147528103    11788   206308 SH       SOLE                   206308        0        0
CF INDS HLDGS INC              COM              125269100    15525    69858 SH       SOLE                    69858        0        0
CVS CAREMARK CORPORATION       COM              126650100    22234   459191 SH       SOLE                   459191        0        0
DELL INC                       COM              24702R101     7022   712873 SH       SOLE                   712873        0        0
DIRECTV                        COM              25490A309    17268   329284 SH       SOLE                   329284        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    16283   273205 SH       SOLE                   273205        0        0
DOLBY LABORATORIES INC         COM              25659T107    15763   481306 SH       SOLE                   481306        0        0
DONALDSON INC                  COM              257651109    17438   502394 SH       SOLE                   502394        0        0
FIRST TR EXCH TRD ALPHA FD I   DEV MRK EX US    33737j174    22759   551065 SH       SOLE                   551065        0        0
FIRST TR EXCH TRD ALPHA FD I   EMERG MKT ALPH   33737j182    22908   960926 SH       SOLE                   960926        0        0
FIRST TR EXCHANGE TRADED FD    FINLS ALPHADEX   33734X135     8631   566731 SH       SOLE                   566731        0        0
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734x143     5499   167543 SH       SOLE                   167543        0        0
FIRST TR EXCHANGE TRADED FD    TECH ALPHADEX    33734x176     9165   425311 SH       SOLE                   425311        0        0
FIRST TR EXCNGE TRD ALPHADEX   SML CP GRW ALP   33737m300     9518   440356 SH       SOLE                   440356        0        0
FIRST TR S&P REIT INDEX FD     COM              33734G108     5293   302782 SH       SOLE                   302782        0        0
ICONIX BRAND GROUP INC         COM              451055107    16368   897364 SH       SOLE                   897364        0        0
ISHARES INC                    MSCI S KOREA     464286772     2908    49188 SH       SOLE                    49188        0        0
ISHARES INC                    MSCI MALAYSIA    464286830     2669   183140 SH       SOLE                   183140        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457    22522   266529 SH       SOLE                   266529        0        0
JOY GLOBAL INC                 COM              481165108    12366   220590 SH       SOLE                   220590        0        0
MCKESSON CORP                  COM              58155Q103    13062   151834 SH       SOLE                   151834        0        0
NU SKIN ENTERPRISES INC        CL A             67018T105    13352   343847 SH       SOLE                   343847        0        0
ORACLE CORP                    COM              68389X105    17403   553191 SH       SOLE                   553191        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105    23008   802247 SH       SOLE                   802247        0        0
POWERSHARES ETF TR II          S&P SMCP HC PO   73937b886     1908    51986 SH       SOLE                    51986        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     2772    69101 SH       SOLE                    69101        0        0
SOUTHERN COPPER CORP           COM              84265V105    12955   377032 SH       SOLE                   377032        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    43424   301620 SH       SOLE                   301620        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107    68710   381891 SH       SOLE                   381891        0        0
TESORO CORP                    COM              881609101    26446   631175 SH       SOLE                   631175        0        0
TOTAL SYS SVCS INC             COM              891906109    20505   865172 SH       SOLE                   865172        0        0
TOWERS WATSON & CO             CL A             891894107    10423   196478 SH       SOLE                   196478        0        0
UNITED CONTL HLDGS INC         COM              910047109     9029   463034 SH       SOLE                   463034        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    19276   347874 SH       SOLE                   347874        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    16964   261108 SH       SOLE                   261108        0        0
VEECO INSTRS INC DEL           COM              922417100    10879   362635 SH       SOLE                   362635        0        0
VIACOM INC NEW                 CL B             92553P201    20006   373312 SH       SOLE                   373312        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    11909   210585 SH       SOLE                   210585        0        0